INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Narrative) (Details) ₪ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
		Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Jul. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2017	Oct. 31, 2015	Mar. 31, 2015	Feb. 28, 2015
Schedule of Equity Method Investments [Line Items]
Investments in other company							$ 2,772	$ 1,382
Share in gains (losses) of affiliated companies, net							4,219	8,520	$ (449)
Gain from measurement of previously held interests at acquisition date fair value	[1]						$ 14,677
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method							46.00%
Payments to equity interest				$ 2,000	$ 1,100	$ 1,400
BRINGG Delivery Technologies Ltd [Member] | Series A Preferred Shares [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity | shares							1,200,000
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method													50.00%
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method												50.00%
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method											50.00%
GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK') [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method										50.00%
Locationet [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method							100.00%	19.15%
Payments to equity interest		$ 340
Investments in other company							$ 2,800
Locationet [Member] | NIS [Member]
Schedule of Equity Method Investments [Line Items]
Payments to equity interest | ₪			₪ 1,200

[1]	As a result of the acquisition described in Notes 1A, 3 the company gained control over certain companies (see Note 4.2) that previously were accounted under the equity method (JV's)and started to consolidate their financial statements. The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.